Property, Equipment and Software	12 Months Ended
Dec. 31, 2019
Property, Equipment and Software
Property, Equipment and Software
7.	Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2018	2019
	RMB	RMB
Building and decoration	1,408,343	2,987,003
Leasehold improvements	164,745	153,145
Furniture, fixtures and office equipment	135,611	198,909
Vehicles	76,192	74,487
Servers and computers	3,852,805	4,066,925
Software	96,092	181,223
Construction in progress	1,567,091	465,993
	7,300,879	8,127,685

Less: accumulated depreciation	(2,628,800)	(3,505,973)

Net book value	4,672,079	4,621,712

Depreciation expense was RMB516.2 million, RMB939.8 million and RMB1,119.1 million for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2018 and 2019, the construction in progress balance were mainly comprised of construction of office buildings and warehouses in Hangzhou, Guangzhou, Jiangxi and Shanghai that have not yet been placed in service for the Group’s intended use. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.